Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Liabilities
(a)	Financial liabilities at the reporting date are as follows:

(In millions of won)
	December 31, 2017		December 31, 2018
Current
Current portion of long-term borrowings and bonds	~~W~~	1,452,926	1,553,907

	~~W~~	1,452,926	1,553,907

Non-current
Won denominated borrowings	~~W~~	1,251,258	2,700,608
Foreign currency denominated borrowings		1,392,931	2,531,663
Bonds		1,506,003	1,772,599
Derivatives(*)		—	25,758

	~~W~~	4,150,192	7,030,628

(*)	Represents exchange rate swap contracts related to foreign currency denominated borrowings and bonds.

Bonds issued and outstanding [member]
Statement [LineItems]
Summary of Debt Instrument
(d)	Details of bonds issued and outstanding at the reporting date are as follows:

(In millions of won)	Maturity	Annual interest rate as of December 31, 2018 (%)	December 31, 2017		December 31, 2018
Won denominated bonds(*1)
Publicly issued bonds	April 2019 ~ February 2023	1.80~3.45	~~W~~	2,015,000		1,900,000
Privately issued bonds	May 2025 ~ May 2033	3.25~4.25		—		110,000
Less discount on bonds				(4,238)		(3,949)
Less current portion				(504,759)		(559,658)

			~~W~~	1,506,003		1,446,393

Foreign currency denominated bond(*2)
Publicly issued bond	November 2021	3.88	~~W~~	—		335,430
Foreign currency equivalent				—	USD	300
Less discount on bonds				—		(9,224)

			~~W~~	—		326,206

			~~W~~	1,506,003		1,772,599

(*1)	Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.
(*2)	Principal of the foreign currency denominated bond is to be repaid at maturity and interests are paid semi-annually.

Long-term borrowings [Member]
Statement [LineItems]
Summary of Debt Instrument
(b)	Won denominated long-term borrowings at the reporting date are as follows:

(In millions of won) Lender	Annual interest rate as of December 31, 2018 (%)	December 31, 2017		December 31, 2018
Woori Bank	3-year Korean Treasury Bond rate – 2.75	~~W~~	1,922	1,259
Shinhan Bank	—		200,000	—
Korea Development Bank and others	CD rate (91days) + 0.64, 2.43~3.25		1,250,000	2,850,000
Less current portion of long-term borrowings			(200,664)	(150,651)

		~~W~~	1,251,258	2,700,608

(c)	Foreign currency denominated long-term borrowings at the reporting date are as follows:

(In millions of won and USD, CNY) Lender	Annual interest rate as of December 31, 2018 (%)(*)	December 31, 2017		December 31, 2018
The Export-Import Bank of Korea	3ML+0.75~1.70	~~W~~	755,337		955,975
China Construction Bank and others	USD: 3ML+0.80~2.00 CNY: PBOC*(0.90~1.05)		1,385,097		2,419,286

Foreign currency equivalent		USD	1,500	USD	2,262
		CNY	3,263	CNY	5,198
Less current portion of long-term borrowings		~~W~~	(747,503)		(843,598)

		~~W~~	1,392,931		2,531,663

(*)	ML represents Month LIBOR (London Inter-Bank Offered Rates) and PBOC represents People’s Bank of China.